Retirement Benefits - Schedule of Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	$ 43.7		$ 40.1		$ 34.2
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	6.3		6.0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	37.4		34.1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0		0
Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2.6	[1]	2.0	[1]
Cash and cash equivalents | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[1]	0.1	[1]
Cash and cash equivalents | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2.6	[1]	1.9	[1]
Cash and cash equivalents | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[1]	0	[1]
Government related securities | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7.7		8.9
Government related securities | Level 1 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1.4		2.1
Government related securities | Level 2 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	6.3		6.8
Government related securities | Level 3 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0		0
Corporate bonds | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	9.6	[2]	9.1	[2]
Corporate bonds | Level 1 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Corporate bonds | Level 2 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	9.6	[2]	9.1	[2]
Corporate bonds | Level 3 | Fixed Income Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
U.S. equity | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7.5	[3]	5.8	[3]
U.S. equity | Level 1 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4.9	[3]	3.8	[3]
U.S. equity | Level 2 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2.6	[3]	2.0	[3]
U.S. equity | Level 3 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
International equity | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16.2	[3]	14.2	[3]
International equity | Level 1 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
International equity | Level 2 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	16.2	[3]	14.2	[3]
International equity | Level 3 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0.1		0.1
Other | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0		0
Other | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0.1		0.1
Other | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	$ 0		$ 0

[1]	Assets categorized as Level 2 reflect investments in money market funds.
[2]	Securities of diverse industries, substantially all investment grade.
[3]	Assets categorized as Level 2 reflect investments in common collective funds.